COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	2.4%
BANKING	1.3%
Morgan Stanley, 6.625%, Series Q(a)			198,894	$5,156,327

FINANCIAL SERVICES	0.2%
Carlyle Finance LLC, 4.625%, due 5/15/61			53,802	985,652

INSURANCE	0.8%
Athene Holding Ltd., 4.875%, Series D(a)			39,827	728,038
Equitable Holdings, Inc., 4.30%, Series C(a)			32,009	578,082
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53			63,447	1,655,967

				2,962,087

REAL ESTATE	0.1%
Public Storage, 4.70%, Series J(a)			15,829	326,869

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$9,193,530)				9,430,935

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	94.0%
BANKING	56.3%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a)(b)(c)(d)		EUR	1,200,000	1,279,219
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(c)(d)		EUR	2,400,000	2,681,815
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(c)(d)		EUR	3,200,000	3,533,979
Banco Bilbao Vizcaya Argentaria SA, 6.875% to 12/13/30 (Spain)(a)(b)(c)(d)		EUR	1,200,000	1,298,815
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(c)			1,000,000	1,080,723
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a)(b)(c)(d)		EUR	1,000,000	1,066,592
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a)(b)(c)(d)		EUR	1,400,000	1,674,960
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(c)(d)		EUR	2,400,000	2,658,345
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(c)			3,200,000	3,237,072
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(c)			1,200,000	1,309,693
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(c)			3,400,000	3,889,124
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(c)			2,451,000	2,321,000
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(c)			1,199,000	1,183,808
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(c)			835,000	838,600
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a)(b)(c)(d)		EUR	600,000	651,245
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(c)			1,970,000	1,994,207
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(c)			852,000	788,335
Bank of Nova Scotia, 4.90% to 6/4/25 (Canada)(a)(c)			1,645,000	1,619,340
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(c)			2,200,000	2,309,720
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(c)			1,200,000	1,274,161
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(c)			730,000	733,847
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(c)			1,000,000	988,457
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(c)			1,900,000	1,956,141
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(c)(d)		GBP	2,400,000	3,183,858
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(c)		GBP	600,000	806,449
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)			3,400,000	3,721,647
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(b)(c)(e)			2,079,000	1,917,522
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(c)(e)			1,800,000	1,512,093
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)			3,200,000	3,303,993
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)			200,000	206,015

	Principal Amount*			Value
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)		3,400,000		$3,574,719
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(c)(e)		1,600,000		1,720,680
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(c)(d)	EUR	1,200,000		1,369,473
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(c)(d)	EUR	3,200,000		3,731,399
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(c)		5,216,000		4,877,428
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(c)		4,815,000		4,071,072
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(c)		2,070,000		1,957,642
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(c)		3,227,000		3,066,428
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(c)		2,730,000		2,776,156
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(c)		1,832,000		1,909,826
CoBank ACB, 6.45% to 10/1/27, Series K(a)(c)		1,350,000		1,343,745
Commerzbank AG, 7.875% to 10/9/31, Series EMTN (Germany)(a)(b)(c)(d)	EUR	600,000		668,859
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(c)(d)	GBP	1,400,000		1,833,822
Credit Agricole SA, 4.75% to 3/23/29 (France)(a)(b)(c)(e)		1,400,000		1,251,989
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(b)(e)(f)(g)(h)		400,000		36,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(b)(e)(f)(g)(h)		1,600,000		144,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(b)(e)(f)(g)(h)		1,200,000		108,000
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a)(b)(c)		800,000		768,621
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(c)(d)	EUR	2,400,000		2,649,163
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a)(b)(c)(d)	EUR	800,000		946,774
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(d)	EUR	1,400,000		1,533,622
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(c)		2,310,000		2,357,974
First Horizon Bank, 6.416% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(e)(i)		3,500	†	2,336,250
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		721,000		760,734
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(c)		786,000		728,210
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(c)		620,000		582,940
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(c)		5,951,000		6,148,341
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a)(c)(e)		845,000		1,046,366
HSBC Holdings PLC, 4.00% to 3/9/26 (United Kingdom)(a)(b)(c)		800,000		765,301
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)		3,000,000		2,608,150
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)		2,200,000		2,159,156
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		800,000		856,811
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		300,000		317,390
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)		1,000,000		991,998
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)		1,000,000		1,059,433
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(c)		1,674,000		1,544,300
Huntington Bancshares, Inc., 8.443% (3 Month USD Term SOFR + 3.142%), Series E(a)(i)		976,000		960,199
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(c)		800,000		636,247
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(c)(d)		1,400,000		1,244,208
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(c)		3,000,000		2,910,446
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(c)(d)		1,800,000		1,833,840
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(c)(d)		1,000,000		1,049,246
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(c)(d)	EUR	2,000,000		2,184,938
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(c)(e)		1,800,000		1,802,295
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy)(a)(b)(c)(d)	EUR	400,000		485,933
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a)(c)		1,433,000		1,364,350
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(c)		4,668,000		4,834,897
KeyCorp Capital III, 7.75%, due 7/15/29 (TruPS)		1,000,000		1,042,512
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(c)		1,800,000		1,810,834
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)	GBP	1,500,000		1,997,022
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(c)		247,000		213,548

		Principal Amount*		Value
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a)(b)(c)(d)		GBP	800,000	$980,232
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(c)		GBP	800,000	966,430
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(c)			2,200,000	2,177,106
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(c)			1,600,000	1,618,733
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)			800,000	830,370
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)			1,200,000	1,198,651
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(c)			3,215,000	2,882,513
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(c)			1,528,000	1,510,279
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(c)			1,341,000	1,340,871
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(c)			3,058,000	2,988,724
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(d)			600,000	600,053
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(c)(e)			1,400,000	1,168,885
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(c)(e)			1,800,000	1,650,651
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(c)(e)			800,000	803,821
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(c)(e)			2,800,000	2,878,856
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(c)(e)			2,600,000	2,751,619
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(c)(e)			1,600,000	1,346,636
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(c)(e)			1,800,000	1,828,717
State Street Corp., 6.70% to 3/15/29, Series I(a)(c)			2,207,000	2,214,868
State Street Corp., 6.70% to 9/15/29, Series J(a)(c)			2,704,000	2,707,293
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a)(d)		EUR	2,109,975	2,548,979
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(d)			1,200,000	1,050,566
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(c)(d)			600,000	605,625
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(d)			3,000,000	3,062,119
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(c)			4,400,000	4,598,436
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(c)			2,505,000	2,352,193
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)			800,000	670,357
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(c)(e)			2,200,000	2,077,406
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a)(b)(c)(d)			400,000	385,260
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)			2,400,000	2,618,928
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)			3,200,000	3,629,296
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(c)			535,000	485,365
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(c)			1,010,000	982,142
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(a)(b)(c)(d)		GBP	1,000,000	1,303,444
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(c)			3,999,000	3,838,446
Wells Fargo & Co., 5.95%, due 12/15/36			1,478,000	1,528,789
Wells Fargo & Co., 6.85% to 9/15/29(a)(c)			6,195,000	6,285,009
Wells Fargo & Co., 7.625% to 9/15/28(a)(c)			4,200,000	4,477,920

				220,939,650

ENERGY	1.1%
BP Capital Markets PLC, 4.375% to 6/22/25(a)(c)			175,000	172,194
BP Capital Markets PLC, 4.875% to 3/22/30(a)(c)			1,988,000	1,884,369
BP Capital Markets PLC, 6.45% to 12/1/33(a)(c)			2,260,000	2,338,060

				4,394,623

FINANCIAL SERVICES	1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(c)			1,480,000	1,497,202
American Express Co., 3.55% to 9/15/26, Series D(a)(c)			3,023,000	2,830,206
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(c)(e)			825,000	822,223
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(c)(e)			851,000	799,190
Discover Financial Services, 6.125% to 6/23/25, Series D(a)(c)			110,000	109,457
ILFC E-Capital Trust II, 7.409% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS)(e)(i)			940,000	798,415

				6,856,693

		Principal Amount*		Value
INSURANCE	12.7%
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(c)(d)		EUR	1,800,000	$1,915,177
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)			2,000,000	1,898,139
AXA SA, 8.60%, due 12/15/30 (France)			1,025,000	1,226,901
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(c)			1,550,000	1,578,438
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(c)			2,340,000	2,094,600
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(c)			1,195,000	1,149,177
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(c)			1,155,000	1,136,551
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(e)			2,832,000	2,657,318
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(e)			3,380,000	3,438,603
Hartford Financial Services Group, Inc., 7.709% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(e)(i)			1,236,000	1,113,903
La Mondiale SAM, 6.75% to 1/17/34, Series EMTN (France)(a)(b)(c)(d)		EUR	1,100,000	1,192,094
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(d)			1,200,000	1,105,125
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(c)(e)			1,470,000	1,376,320
Liberty Mutual Group, Inc., 7.80%, due 3/15/37(e)			250,000	268,278
Lincoln National Corp., 7.584% (3 Month USD Term SOFR + 2.302%), due 4/20/67(i)			885,000	690,731
Lincoln National Corp., 7.948% (3 Month USD Term SOFR + 2.619%), due 5/17/66(i)			800,000	649,334
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(c)			699,000	756,105
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(e)			1,700,000	1,842,487
MetLife, Inc., 9.25%, due 4/8/38(e)			2,000,000	2,346,278
Nippon Life Insurance Co., 5.95% to 4/16/34, due 4/16/54 (Japan)(c)(e)			2,200,000	2,231,252
Phoenix Group Holdings PLC, 8.50% to 12/12/29 (United Kingdom)(a)(b)(c)(d)			600,000	601,534
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(c)			920,000	923,181
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(c)			3,040,000	3,106,895
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(c)			1,670,000	1,725,541
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(c)(d)			600,000	597,643
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(c)(d)			2,000,000	1,810,370
Rothesay Life PLC, 7.00% to 6/11/29, due 9/11/34 (United Kingdom)(c)(d)			1,600,000	1,636,212
SBL Holdings, Inc., 6.50% to 11/13/26(a)(c)(e)			2,200,000	1,847,168
SBL Holdings, Inc., 7.00% to 5/13/25(a)(c)(e)			1,940,000	1,729,615
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(c)(e)			3,200,000	3,163,432
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(c)(d)			2,400,000	2,042,784

				49,851,186

PIPELINES	7.9%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)			385,000	366,778
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			995,000	945,603
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			2,362,000	2,304,880
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			1,271,000	1,223,407
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(c)			1,670,000	1,703,724
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			1,838,000	1,853,542
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(c)			860,000	873,588
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			2,232,000	2,324,804
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			2,381,000	2,503,036
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			3,460,000	3,792,738
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(c)			2,040,000	2,031,784
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(c)			624,000	614,116
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(c)			1,926,000	1,924,676

		Principal Amount*		Value
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			3,269,000	$3,051,288
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			2,398,000	2,227,168
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			3,451,000	3,381,447

				31,122,579

REAL ESTATE	1.2%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(c)(e)			2,500,000	2,435,647
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(c)(e)			1,500,000	1,421,436
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(c)(d)		EUR	800,000	923,281

				4,780,364

TELECOMMUNICATIONS	0.1%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a)(c)(d)		EUR	400,000	458,330

UTILITIES	12.9%
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			2,355,000	2,397,319
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			4,646,000	4,251,824
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			2,664,000	2,701,440
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			2,230,000	2,260,232
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(c)			1,388,000	1,286,932
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(c)			1,632,000	1,556,882
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(c)			1,035,000	1,074,826
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(c)			2,400,000	2,526,475
Edison International, 5.375% to 3/15/26, Series A(a)(c)			2,634,000	2,580,389
Edison International, 7.875% to 3/15/29, due 6/15/54(c)			2,530,000	2,654,476
Electricite de France SA, 9.125% to 3/15/33 (France)(a)(c)(e)			1,000,000	1,110,432
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)			1,537,000	1,534,697
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(c)			2,575,000	2,582,617
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)(e)			1,550,000	1,583,070
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(c)			400,000	374,412
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(c)			1,298,000	1,258,775
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(c)			3,811,000	3,882,365
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(c)			3,795,000	3,954,250
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)			1,160,000	1,179,235
Sempra, 4.125% to 1/1/27, due 4/1/52(c)			3,377,000	3,132,851
Sempra, 6.875% to 7/1/29, due 10/1/54(c)			3,420,000	3,434,642
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(c)			2,250,000	2,125,355
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(c)			1,010,000	982,952

				50,426,448

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$362,886,120)				368,829,873

		Shares
SHORT-TERM INVESTMENTS	3.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.26%(j)			10,721,459	10,721,459
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(j)			876,340	876,340

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$11,597,799)				11,597,799

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$383,677,449)	99.4%			389,858,607
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6			2,334,809

NET ASSETS (Equivalent to $9.94 per share based on 39,447,354 shares of common stock outstanding)	100.0%			$392,193,416

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	37,837,967	USD	40,613,193	8/2/24	$(336,944)
Brown Brothers Harriman	EUR	1,100,000	USD	1,196,347	8/2/24	5,872
Brown Brothers Harriman	GBP	8,564,983	USD	10,827,029	8/2/24	(183,687)
Brown Brothers Harriman	USD	1,370,487	EUR	1,252,770	8/2/24	(14,676)
Brown Brothers Harriman	USD	1,016,313	EUR	933,095	8/2/24	(6,471)
Brown Brothers Harriman	USD	867,243	EUR	798,299	8/2/24	(3,284)
Brown Brothers Harriman	USD	36,698,645	EUR	33,910,835	8/2/24	1,353
Brown Brothers Harriman	USD	2,209,286	EUR	2,042,968	8/2/24	1,716
Brown Brothers Harriman	USD	11,000,179	GBP	8,564,983	8/2/24	10,537
Brown Brothers Harriman	EUR	33,375,157	USD	36,171,661	9/4/24	(4,099)
Brown Brothers Harriman	GBP	8,691,142	USD	11,165,076	9/4/24	(11,391)

						$(541,074)

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $129,455,000 or 33.0% of the net assets of the Fund.

(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $60,378,933 which represents 15.4% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $74,466,951 which represents 19.0% of the net assets of the Fund, of which 0.7% are illiquid.

(f)	Non–income producing security.
(g)	Security is in default.
(h)	Security value is determined based on significant unobservable inputs (Level 3).
(i)	Variable rate. Rate shown is in effect at July 31, 2024.
(j)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Over-the-counter (OTC) total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Preferred Securities—Exchange-Traded:
Banking	$—	$5,156,327	$—		$5,156,327
Other Industries	4,274,608	—	—		4,274,608
Preferred Securities—Over-the-Counter:
Banking	—	220,651,650	288,000	(a)	220,939,650
Other Industries	—	147,890,223	—		147,890,223
Short-Term Investments	—	11,597,799	—		11,597,799

Total Investments in Securities(b)	$4,274,608	$385,295,999	$288,000		$389,858,607

Forward Foreign Currency Exchange Contracts	$—	$19,478	$—		$19,478

Total Derivative Assets(b)	$—	$19,478	$—		$19,478

Forward Foreign Currency Exchange Contracts	$—	$(560,552)	$—		$(560,552)

Total Derivative Liabilities(b)	$—	$(560,552)	$—		$(560,552)

(a)	Securities have been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as Level 3 securities.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation/depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At July 31, 2024, the Fund did not have any total return swap contracts outstanding.

The following summarizes the monthly average volume of the Fund’s total return swaps contracts and forward foreign currency exchange contracts activity for the nine months ended July 31, 2024:

	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$14,429,116	$38,470,461

(a)

Average notional amounts represent the average for all months in which the Fund had total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents one month for total return swap contracts and nine months for forward foreign currency exchange contracts.